Private Placement (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 1.00
Private Placement | Private Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	3,400,000
Price of warrants	$ 1.00
Aggregate purchase price | $	$ 3,400,000
Number of shares per warrant | shares	1
Exercise price of warrant	$ 11.50